Sector Weightings
Cambria Shareholder Yield ETF
Consumer Discretionary	21.68%
Financial	16.73%
Materials	14.62%
Industrials	12.26%
Energy	10.74%
Information Technology	9.62%
Communication Services	8.48%
Consumer Staples	3.25%
Health Care	2.62%
100.00%

Percentages based on total investments.

Cambria Shareholder Yield ETF
Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (92.45%)
Communication Services (7.84%)
AMC Networks, Inc.(a)(b)	24,760	$1,223,639
Discovery, Inc., Class A(a)	29,600	1,226,032
Discovery, Inc., Class C(a)	32,440	1,136,373
DISH Network Corp.(a)	25,520	740,591
Fox Corp., Class B	22,880	683,883
Meredith Corp.	35,880	786,848
News Corp., Class A	52,720	1,022,768
ViacomCBS, Inc., Class B(b)	26,760	1,297,860
		8,117,994
Consumer Discretionary (20.05%)
Brunswick Corp.	11,720	1,013,311
Buckle, Inc.(b)	35,368	1,390,670
Dillard's, Inc., Class A(b)	11,240	986,984
Foot Locker, Inc.	17,000	744,940
GameStop Corp., Class A(a)	10,000	3,250,000
General Motors Co.	27,760	1,406,877
Guess?, Inc.(b)	38,600	896,292
Marriott Vacations Worldwide Corp.(b)	10,960	1,345,450
Qurate Retail, Inc.	107,560	1,355,256
Ralph Lauren Corp.(b)	7,606	768,586
Rent-A-Center, Inc., Class A	39,680	1,718,144
Stellantis NV(b)	77,560	1,181,239
Toll Brothers, Inc.	33,800	1,727,180
Tri Pointe Homes, Inc.(a)	44,440	897,688
Whirlpool Corp.	7,040	1,303,034

	Shares	Value
Consumer Discretionary (continued)
Wyndham Destinations, Inc.	17,360	$768,006
		20,753,657
Consumer Staples (3.01%)
Nu Skin Enterprises, Inc., Class A	26,320	1,523,138
Tyson Foods, Inc., Class A	12,080	776,865
Walgreens Boots Alliance, Inc.	16,200	814,050
		3,114,053
Energy (9.92%)
Baker Hughes Co.	41,000	823,690
Chevron Corp.	8,960	763,392
ConocoPhillips	31,787	1,272,434
CVR Energy, Inc.	43,520	744,192
Halliburton Co.	92,760	1,635,359
Helmerich & Payne, Inc.	33,680	817,750
HollyFrontier Corp.(b)	26,720	760,451
Murphy Oil Corp.(b)	90,680	1,121,712
Schlumberger NV	36,160	803,114
Valero Energy Corp.	13,640	769,705
World Fuel Services Corp.	24,960	763,526
		10,275,325
Financials (15.47%)
Aflac, Inc.	17,360	784,325
Allstate Corp.	7,320	784,558
Ally Financial, Inc.	22,480	850,643
Ameriprise Financial, Inc.	4,844	958,482
Assured Guaranty, Ltd.	21,560	770,770
Citizens Financial Group, Inc.	21,720	791,477
Discover Financial Services	8,760	731,810
Federated Hermes, Inc.	26,880	725,760
JPMorgan Chase & Co.	6,084	782,828
Lincoln National Corp.(b)	16,480	749,675
M&T Bank Corp.	5,880	778,924
MetLife, Inc.(b)	16,040	772,326
PNC Financial Services Group, Inc.	5,400	775,008
SLM Corp.	63,160	876,661
Synchrony Financial	22,720	764,528
Unum Group	32,000	743,360
US Bancorp	17,960	769,586
Voya Financial, Inc.	14,200	787,532
Waddell & Reed Financial, Inc., Class A	41,084	1,039,014
Wells Fargo & Co.	25,920	774,490
		16,011,757
Health Care (2.42%)
Biogen, Inc.(a)	2,960	836,526
McKesson Corp.	5,320	928,180

	Shares	Value
Health Care (continued)
Universal Health Services, Inc., Class B	5,960	$743,093
		2,507,799
Industrials (11.33%)
Acuity Brands, Inc.(b)	6,720	808,013
AerCap Holdings NV(a)	29,040	1,110,490
Boise Cascade Co.	16,000	762,080
Copa Holdings SA, Class A	14,000	1,083,180
Cummins, Inc.	4,451	1,043,403
Eaton Corp. PLC(b)	8,645	1,017,516
Howmet Aerospace, Inc.	38,520	946,822
ManpowerGroup, Inc.	8,680	767,659
MSC Industrial Direct Co., Inc., Class A(b)	10,960	850,167
nVent Electric PLC	35,720	799,414
Regal Beloit Corp.	7,600	953,648
Snap-on, Inc.(b)	4,600	827,954
United Airlines Holdings, Inc.(a)	19,040	761,410
		11,731,756
Information Technology (8.89%)
Apple, Inc.	13,160	1,736,593
Arrow Electronics, Inc.(a)	9,000	878,670
Hewlett Packard Enterprise Co.	64,760	799,138
HP, Inc.	38,640	940,498
Intel Corp.	14,080	781,581
Juniper Networks, Inc.	30,920	755,066
Sanmina Corp.(a)	24,440	760,084
Vishay Intertechnology, Inc.(b)	45,240	974,922
Western Union Co.	35,080	781,232
Xerox Holdings Corp.	38,120	801,664
		9,209,448
Materials (13.52%)
Cabot Corp.	17,400	764,034
Domtar Corp.	25,240	756,443
DuPont de Nemours, Inc.	16,720	1,328,404
Element Solutions, Inc.	63,680	1,084,470
Huntsman Corp.	37,680	995,506
International Paper Co.	17,200	865,332
Louisiana-Pacific Corp.	28,521	1,084,083
LyondellBasell Industries NV, Class A	9,524	816,778
Nucor Corp.	14,440	703,661
Olin Corp.	37,720	901,885
Reliance Steel & Aluminum Co.	6,520	756,842
Schweitzer-Mauduit International, Inc.	19,440	722,002
Steel Dynamics, Inc.	24,320	833,446

	Shares	Value
Materials (continued)
Trinseo SA(b)	28,120	$1,429,340
Worthington Industries, Inc.	18,160	950,494
		13,992,720
Total Common Stocks
(Cost $75,844,249)		95,714,509

	Shares	Value
Short-Term Investment (10.49%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	10,860,007	$10,860,007

Total Short-Term Investment
(Cost $10,860,007)		10,860,007

Total Investments (102.94%)
(Cost $86,704,256)		$106,574,516

Liabilities Less Other Assets (-2.94%)		(3,047,921)

Net Assets (100.00%)		$103,526,595

Percentages based on Net Assets.

(a)	Non-income producing security.

(b)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $10,416,139.

(c)	Rate shown is the 7-day effective yield as of January 31, 2021.

(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $10,860,007.

Investment Abbreviations:

PLC - Public Limited Company

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Materials	27.50%
Financial	17.72%
Consumer Discretionary	12.72%
Energy	11.30%
Communication Services	7.66%
Industrials	7.28%
Information Technology	5.56%
Consumer Staples	4.04%
Utilities	3.43%
Other	1.23%
Real Estate	0.90%
Health Care	0.66%
100.00%

Percentages based on total investments.

Cambria Foreign Shareholder Yield ETF
Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (97.09%)
Australia (6.29%)
AGL Energy, Ltd.	17,976	$157,577
Alumina, Ltd.	113,061	146,460
BHP Group, Ltd.	10,248	341,164
Fortescue Metals Group, Ltd.	24,906	414,761
South32, Ltd.	189,714	368,272
Worley, Ltd.	21,399	186,765
		1,614,999
Belgium (3.25%)
Ageas SA	6,148	315,521
Euronav NV	26,733	214,765
Solvay SA	2,667	304,363
		834,649
Canada (16.16%)
Canadian Natural Resources, Ltd.	8,400	189,776
Canadian Western Bank(a)	8,400	186,886
Crescent Point Energy Corp.(a)	96,600	265,910
Great-West Lifeco, Inc.	7,361	168,087
Imperial Oil, Ltd.(a)	10,500	199,777
Labrador Iron Ore Royalty Corp.	12,276	305,760
Magna International, Inc.	6,384	449,613
Norbord, Inc.(a)	6,300	272,249
Seven Generations Energy, Ltd.(a)(b)	65,100	312,582
Sun Life Financial, Inc.	4,200	194,111
Suncor Energy, Inc.	8,400	140,509

	Shares	Value
Canada (continued)
Teck Resources, Ltd.	16,800	$306,900
TORC Oil & Gas, Ltd.	117,600	232,671
Tourmaline Oil Corp.(a)	18,900	269,293
TransAlta Corp.(a)	27,300	239,535
Transcontinental, Inc.(a)	10,500	168,493
Whitecap Resources, Inc.(a)	69,300	248,206
		4,150,358
Denmark (1.28%)
Scandinavian Tobacco Group A/S(c)(d)	18,165	329,890

Finland (4.52%)
Nokian Renkaat Oyj	9,345	343,167
Sampo Oyj(b)	5,859	246,581
Stora Enso Oyj	20,286	368,028
UPM-Kymmene Oyj	5,649	202,164
		1,159,940
France (1.42%)
Rexel SA(b)	23,961	365,363

Germany (3.34%)
DWS Group GmbH & Co. KGaA(c)(d)	4,683	183,619
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,519	403,331
TUI AG	19,912	94,820
United Internet AG	4,053	176,329
		858,099
Great Britain (13.95%)
Aviva PLC	53,277	244,687
Barratt Developments PLC(b)	37,569	328,822
Berkeley Group Holdings PLC	2,982	171,153
Direct Line Insurance Group PLC	47,135	193,681
Inchcape PLC(b)	34,041	310,163
Legal & General Group PLC	63,806	213,313
Man Group PLC	144,396	289,346
Mondi PLC	10,983	259,959
Quilter PLC(c)(d)	96,705	205,507
Rio Tinto PLC	5,718	437,869
Standard Life Aberdeen PLC	61,677	255,294
Tate & Lyle PLC	27,489	259,429
Vodafone Group PLC	106,515	182,193
WPP PLC	22,092	231,802
		3,583,218
Hong Kong (10.61%)
China Resources Cement Holdings, Ltd.	136,500	150,879

	Shares	Value
Hong Kong (continued)
China Resources Power Holdings Co., Ltd.	144,900	$153,436
Cowell e Holdings, Inc.	252,000	189,815
Kingboard Holdings, Ltd.	52,500	214,991
Kingboard Laminates Holdings, Ltd.	163,800	264,928
Kunlun Energy Co., Ltd.	354,900	303,484
New World Development Co., Ltd.	48,300	224,579
Nine Dragons Paper Holdings, Ltd.	189,000	292,522
Shandong Chenming Paper Holdings, Ltd.	267,750	157,129
Shougang Fushan Resources Group, Ltd.	1,554,000	366,791
VTech Holdings, Ltd.	25,200	201,841
Yue Yuen Industrial Holdings, Ltd.	94,500	206,228
		2,726,623
Italy (1.48%)
Eni SpA	19,908	201,779
UnipolSai Assicurazioni SpA	69,846	177,151
		378,930
Japan (17.76%)
Amada Co., Ltd.	21,000	235,572
Bridgestone Corp.	6,300	232,645
Concordia Financial Group, Ltd.	63,000	227,954
Ebara Corp.	8,400	289,503
GungHo Online Entertainment, Inc.	12,600	314,323
Japan Tobacco, Inc.	10,500	208,256
Kaken Pharmaceutical Co., Ltd.	4,200	164,399
KDDI Corp.	12,600	370,379
Kurabo Industries, Ltd.	8,400	144,190
Mitsubishi Gas Chemical Co., Inc.	16,800	383,331
Mixi, Inc.	10,500	246,398
Nikon Corp.	18,900	150,125
Nippon Carbon Co., Ltd.	6,300	244,494
Nippon Light Metal Holdings Co., Ltd.	12,390	223,326
Nitto Denko Corp.	4,200	379,722
NSK, Ltd.	29,400	265,806
Ube Industries, Ltd.	12,600	238,780
Ushio, Inc.	18,900	244,133
		4,563,336
Luxembourg (1.00%)
APERAM SA	5,943	257,112

Netherlands (3.66%)
ASR Nederland NV	6,504	251,942
Koninklijke Ahold Delhaize NV	7,329	209,812
NN Group NV	7,098	295,452

	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC, Class A	10,017	$183,637
		940,843
Norway (1.50%)
Telenor ASA	10,608	175,922
Yara International ASA	4,473	209,144
		385,066
Singapore (2.01%)
UMS Holdings, Ltd.	336,000	328,817
Venture Corp., Ltd.	12,600	188,184
		517,001
Spain (0.67%)
Repsol SA	17,577	173,247
Sweden (2.69%)
Betsson AB	50,484	475,763
Telia Co. AB	49,103	215,655
		691,418
Switzerland (5.50%)
Ferrexpo PLC	50,988	197,148
Glencore PLC(b)	89,418	301,878
LafargeHolcim, Ltd.	5,145	278,694
Swatch Group AG	4,704	265,367
Zurich Insurance Group AG	924	369,496
		1,412,583
Total Common Stocks
(Cost $22,386,113)		24,942,675

	Shares	Value
Short-Term Investment (6.42%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 0.01%(e)(f)	1,648,228	$1,648,228

Total Short-Term Investment
(Cost $1,648,228)		1,648,228

Total Investments (103.51%)
(Cost $24,034,341)		$26,590,903

Liabilities Less Other Assets (-3.51%)		(900,404)

Net Assets (100.00%)		$25,690,499

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $1,466,955.
(b)	Non-income producing security.
(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $719,016, which represented approximately 2.80% of net assets.
(d)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of January 31, 2021, the aggregate market value of those securities was $719,016 representing 2.80% of the Fund's net assets.
(e)	Rate shown is the 7-day effective yield as of January 31, 2021.
(f)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $1,648,228.

Investment Abbreviations:

PLC - Public Limited Company

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Value ETF
Financial	23.97%
Materials	17.91%
Utilities	17.78%
Other	8.88%
Energy	8.28%
Industrials	7.31%
Consumer Staples	6.90%
Communication Services	3.53%
Consumer Discretionary	2.75%
Real Estate	2.69%
100.00%

Percentages based on total investments.

Cambria Global Value ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (89.60%)
Austria (8.53%)
BAWAG Group AG(a)(b)	34,561	$1,512,408
Erste Group Bank AG(c)	21,594	661,685
Erste Group Bank AG(c)(d)	27,840	856,751
IMMOFINANZ AG(c)	51,146	1,081,227
Raiffeisen Bank International AG(c)	54,356	1,066,632
UNIQA Insurance Group AG	129,898	1,005,727
Voestalpine AG	43,442	1,587,895
Wienerberger AG	54,142	1,842,338
		9,614,663
Chile (7.74%)
Banco de Credito e Inversiones SA	27,991	1,173,259
CAP SA	200,197	2,547,382
Cencosud SA	780,244	1,354,047
Cia Cervecerias Unidas SA	125,939	1,031,767
Colbun SA	6,399,242	1,103,393
Empresa Nacional de Telecomunicaciones SA	176,978	1,083,819
Latam Airlines Group SA(c)	250,594	425,643
		8,719,310
Czech Republic (8.53%)
CEZ AS	100,794	2,425,079
Komercni banka as(c)	63,772	1,947,659
Moneta Money Bank AS(a)(b)(c)	582,829	1,983,835
PFNonwovens SA(c)	42,534	1,515,204
Philip Morris CR AS	2,461	1,746,497
		9,618,274

	Shares	Value
Greece (8.19%)
FF Group(c)(e)	25,407	$0
Hellenic Petroleum SA	133,429	888,955
Hellenic Telecommunications Organization SA	90,950	1,324,466
JUMBO SA	51,639	811,530
Karelia Tobacco Co. Inc SA(f)	4,564	1,816,672
Motor Oil Hellas Corinth Refineries SA	98,868	1,391,780
Mytilineos SA	88,596	1,296,637
Public Power Corp. SA(c)	198,913	1,705,424
		9,235,464
Italy (7.96%)
Atlantia SpA(c)	44,890	713,910
Enel SpA	251,771	2,502,647
Eni SpA	72,226	732,050
Intesa Sanpaolo SpA(c)	484,155	1,060,637
Telecom Italia SpA	2,152,225	923,020
UniCredit SpA(c)	87,561	803,003
Unipol Gruppo SpA(c)	244,166	1,073,817
UnipolSai Assicurazioni SpA	456,598	1,158,077
		8,967,161
Poland (9.59%)
Alior Bank SA(c)(d)	203,942	934,288
Bank Polska Kasa Opieki SA(c)	38,413	656,879
Eurocash SA(c)	139,207	511,976
Grupa Lotos SA	62,091	643,238
Jastrzebska Spolka Weglowa SA(c)(d)	225,877	1,928,873
KGHM Polska Miedz SA(c)	41,195	2,083,499
PGE Polska Grupa Energetyczna SA(c)	451,219	792,681
Polski Koncern Naftowy ORLEN SA	42,907	645,267
Powszechna Kasa Oszczednosci Bank Polski SA(c)	111,173	861,915
Santander Bank Polska SA(c)	11,021	536,693
Tauron Polska Energia SA(c)	1,605,453	1,211,939
		10,807,248
Portugal (7.75%)
Altri SGPS SA	54,705	326,359
Corticeira Amorim SGPS SA	138,719	1,875,332
Energias de Portugal SA	346,286	2,173,454
Galp Energia SGPS SA	97,106	976,210
Jeronimo Martins SGPS SA	31,938	522,268
Mota-Engil SGPS SA(c)(d)	189,390	317,171
Navigator Co. SA	260,331	781,596
NOS SGPS SA	161,035	555,003
REN - Redes Energeticas Nacionais SGPS SA	79,435	226,054

	Shares	Value
Portugal (continued)
Semapa-Sociedade de Investimento e Gestao	92,983	$987,344
		8,740,791
Russia (7.82%)
Alrosa PJSC	1,299,408	1,715,260
Gazprom Neft PJSC	344,540	1,437,253
Gazprom PJSC	383,809	1,087,425
Rosneft Oil Co. PJSC	203,728	1,279,222
Sberbank of Russia PJSC	295,907	1,010,416
Severstal PAO	85,386	1,424,078
Unipro PJSC	23,068,772	862,640
		8,816,294
Singapore (7.07%)
CapitaLand, Ltd.	417,300	1,008,381
City Developments, Ltd.	160,500	872,335
ComfortDelGro Corp., Ltd.	577,800	687,236
Golden Agri-Resources, Ltd.	4,439,054	604,840
Jardine Cycle & Carriage, Ltd.	42,800	694,646
Oversea-Chinese Banking Corp., Ltd.	128,400	997,507
SATS, Ltd.(c)	288,900	837,297
Sembcorp Industries, Ltd.	481,500	598,069
Sembcorp Marine, Ltd.(c)	2,364,647	258,110
Singapore Airlines, Ltd.(c)	149,800	463,473
United Overseas Bank, Ltd.	53,500	941,606
		7,963,500
Spain (8.24%)
Acciona SA	6,866	1,030,696
Banco Bilbao Vizcaya Argentaria SA	111,007	507,461
Banco Santander SA(c)	154,195	451,902
CaixaBank SA	221,854	561,884
Enagas SA	36,406	802,979
Endesa SA	43,026	1,101,718
Ferrovial SA	24,829	596,748
Iberdrola SA	164,067	2,226,969
Mapfre SA	340,309	625,254
Naturgy Energy Group SA	53,425	1,381,609
		9,287,220
Turkey (8.18%)
Akbank T.A.S.(c)	901,715	786,216
Eregli Demir ve Celik Fabrikalari TAS	647,870	1,270,550
Haci Omer Sabanci Holding AS	648,604	933,384
KOC Holding AS	345,768	954,527
Petkim Petrokimya Holding AS(c)	1,897,333	1,296,480
Turkiye Halk Bankasi AS(c)	933,904	671,336
Turkiye Is Bankasi AS, Class C(c)	978,137	820,768
Turkiye Sise ve Cam Fabrikalari AS	892,382	881,741

	Shares	Value
Turkey (continued)
Turkiye Vakiflar Bankasi TAO, Class D(c)	946,858	$560,305
Yapi ve Kredi Bankasi AS(c)	2,690,986	1,048,114
		9,223,421
Total Common Stocks
(Cost $109,848,240)		100,993,346

Exchange Traded Funds (7.90%)
United States (7.90%)
Equity ETF (7.90%)
iShares® MSCI Colombia ETF(d)	861,450	8,907,393

Total Exchange Traded Funds
(Cost $6,913,520)		8,907,393

	Shares	Value
Short-Term Investment (3.09%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(g)(h)	3,486,132	$3,486,132

Total Short-Term Investment
(Cost $3,486,132)		3,486,132

Total Investments (100.59%)
(Cost $120,247,892)		$113,386,871

Liabilities Less Other Assets (-0.59%)		(669,462)

Net Assets (100.00%)		$112,717,409

Percentages based on Net Assets.

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $3,496,243, which represented approximately 3.10% of net assets.

(b)	Securities exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of January 31, 2021, the aggregate market value of those securities was $3,496,243 representing 3.10% of the Fund's net assets.

(c)	Non-income producing security.

(d)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $3,258,302.

(e)	Level 3 security in accordance with fair value hierarchy.

(f)	These securities are considered to be illiquid. The aggregate value of these securities at January 31, 2021 was $1,816,672, which represent 1.61% of the Fund's Net Assets.

(g)	Rate shown is the 7-day effective yield as of January 31, 2021.

(h)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $3,486,132.

Investment Abbreviations:
ETF- Exchange Traded Fund
PJSC - Private Joint Stock Company

Cambria Global Value ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$9,614,663	—	$—	9,614,663
Chile	8,719,310	—	—	8,719,310
Czech Republic	9,618,274	—	—	9,618,274
Greece	9,235,464	—	—	9,235,464
Italy	8,967,161	—	—	8,967,161
Poland	10,807,248	—	—	10,807,248
Portugal	8,740,791	—	—	8,740,791
Russia	8,816,294	—	—	8,816,294
Singapore	7,963,500	—	—	7,963,500
Spain	9,287,220	—	—	9,287,220
Turkey	9,223,421	—	—	9,223,421
Exchange Traded Funds
United States	8,907,393	—	—	8,907,393
Short-Term Investment	3,486,132	—	—	3,486,132
Total	$113,386,871	$—	$—	$113,386,871

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

Cambria Global Momentum ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.23%)

United States (99.23%)

Equity ETF (99.23%)
iShares® Global Consumer Discretionary ETF(a)	25,881	$4,026,307
iShares® Global Materials ETF(a)	66,700	5,368,683
iShares® Global Tech ETF	16,744	5,013,824
iShares® MSCI Global Gold Miners ETF(a)	116,893	3,343,140
Cambria Emerging Shareholder Yield ETF(a)*	159,593	5,511,544
Cambria Foreign Shareholder Yield ETF(a)*	158,126	3,842,841
Cambria Global Value ETF*	170,000	3,558,117
Cambria Shareholder Yield ETF*	180,888	9,393,514
Invesco DB Base Metals Fund(b)	231,694	3,899,410
Invesco DB Precious Metals Fund(b)	71,723	3,683,693
Vanguard® FTSE Developed Markets ETF	85,928	4,027,445
Vanguard® Small-Cap ETF	21,574	4,284,381
Vanguard® Small-Cap Value ETF	29,210	4,238,663
		60,191,562
Total Exchange Traded Funds
(Cost $52,859,683)		60,191,562

	Shares	Value
Short-Term Investment (13.53%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	8,210,399	$8,210,399

Total Short-Term Investment
(Cost $8,210,399)		8,210,399

Total Investments (112.76%)
(Cost $61,070,082)		$68,401,961

Liabilities Less Other Assets (-12.76%)		(7,740,533)

Net Assets (100.00%)		$60,661,428

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $7,899,491.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield as of January 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $8,210,399.

Investment Abbreviations:

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

Transactions with affiliated companies for the six months ended January 31, 2021 are as follows:

Security Name	Value at April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income
Cambria Emerging Shareholder Yield ETF	$–	$4,861,575	$(337,458)	$947,583	$39,844	$5,511,544	159,593	$29,400
Cambria Foreign Shareholder Yield ETF	–	3,893,175	(165,715)	111,858	3,523	3,842,841	158,126	43,183
Cambria Global Value ETF	–	3,770,600	–	(212,483)	–	3,558,117	170,000	–
Cambria Shareholder Yield ETF	–	8,299,590	(1,015,577)	2,080,707	28,794	9,393,514	180,888	47,375
Cambria Sovereign Bond ETF	4,126,597	248,100	(4,939,791)	418,855	146,239	–	–	23,262
Cambria Tail Risk ETF	5,158,782	–	(4,911,879)	(307,694)	60,791	–	–	2,922
	$9,285,379	$21,073,040	$(11,370,420)	$3,038,826	$279,191	$22,306,016	668,607	$146,142

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

Cambria Global Asset Allocation ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.23%)

United States (99.23%)

Equity ETF (57.46%)
Alpha Architect International Quantitative Momentum ETF	35,118	$1,221,706
Alpha Architect US Quantitative Momentum ETF(a)	42,222	2,440,850
Cambria Emerging Shareholder Yield ETF*	141,688	4,893,195
Cambria Foreign Shareholder Yield ETF*	85,217	2,070,978
Cambria Global Real Estate ETF*	120,086	3,515,542
Cambria Global Value ETF*	118,833	2,487,186
Cambria Shareholder Yield ETF*	81,950	4,255,663
Cambria Value and Momentum ETF*	98,484	2,060,128
Graniteshares Gold Trust(a)(b)	26,697	488,822
Schwab US TIPS ETF	23,232	1,446,424
Vanguard® Intermediate-Term Government Bond ETF	26,126	1,805,568
Vanguard® Long-Term Treasury ETF(a)	18,296	1,692,197
		28,378,259
Fixed Income ETF (32.92%)
iShares® Short Treasury Bond ETF	7,467	825,253
Cambria Sovereign Bond ETF*	135,327	3,528,651
SPDR® FTSE International Government Inflation-Protected Bond ETF(a)	23,697	1,373,241
VanEck Vectors Emerging Markets High Yield Bond ETF(a)	73,674	1,745,337
VanEck Vectors International High Yield Bond ETF(a)	35,144	905,309
Vanguard® Intermediate-Term Corporate Bond ETF	14,954	1,439,921
Vanguard® Short-Term Corporate Bond ETF	10,582	879,470
Vanguard® Total Bond Market ETF	38,825	3,394,470

	Shares	Value
Fixed Income ETF (continued)
Vanguard® Total International Bond ETF(a)	37,195	$2,164,005
		16,255,657
Multi-Asset ETF (8.85%)
Alpha Architect Value Momentum Trend ETF(a)(b)	34,292	926,570
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(a)	218,717	3,444,793
		4,371,363
Total Exchange Traded Funds (Cost $45,150,833)		49,005,279

	Shares	Value
Short-Term Investment (15.66%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	7,735,404	$7,735,404

Total Short-Term Investment (Cost $7,735,404)		7,735,404

Total Investments (114.89%) (Cost $52,886,237)		$56,740,683

Liabilities Less Other Assets (-14.89%)		(7,355,090)

Net Assets (100.00%)		$49,385,593

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.

(a)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $7,540,643.

(b)	Non-income producing security.

(c)	Rate shown is the 7-day effective yield as of January 31, 2021.

(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $7,735,404.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

Transactions with affiliated companies for the six months ended January 31, 2021 are as follows:

Security Name	Value at April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at January 31, 2021	Share at January 31, 2021	Dividend Income
Cambria Emerging Shareholder Yield ETF	$4,325,986	$–	$(969,853)	$1,450,776	$86,286	$4,893,195	141,688	$162,850
Cambria Foreign Shareholder Yield ETF	1,860,260	–	(412,341)	720,328	(97,269)	2,070,978	85,217	63,469
Cambria Global Real Estate ETF	–	3,248,869	(276,692)	513,484	29,881	3,515,542	120,086	21,147
Cambria Global Value ETF	2,397,560	–	(512,208)	663,404	(61,570)	2,487,186	118,833	47,612
Cambria Shareholder Yield ETF	2,880,265	1,044,610	(1,711,404)	2,059,915	(17,723)	4,255,663	81,950	71,678
Cambria Sovereign Bond ETF	3,829,933	–	(809,419)	610,455	(102,318)	3,528,651	135,327	22,577
Cambria Value and Momentum ETF	1,030,966	909,250	(271,516)	359,837	31,591	2,060,128	98,484	13,448
	$16,324,970	$5,202,729	$(4,963,433)	$6,378,200	$(131,122)	$22,811,344	781,585	$402,781

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Value and Momentum ETF
Consumer Discretionary	25.60%
Industrials	22.79%
Energy	13.62%
Financial	12.15%
Health Care	8.70%
Information Technology	7.19%
Consumer Staples	5.62%
Materials	3.36%
Communication Services	0.97%
100.00%

Percentages based on total investments.

Cambria Value and Momentum ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (93.17%)
Communication Services (0.91%)
Bandwidth, Inc., Class A(a)(b)	644	$114,722

Consumer Discretionary (23.85%)
Bed Bath & Beyond, Inc.(b)	4,788	169,160
Big 5 Sporting Goods Corp.(b)	9,336	121,555
Big Lots, Inc.(b)	2,465	147,111
Buckle, Inc.(b)	3,480	136,833
Camping World Holdings, Inc., Class A(b)	2,979	101,763
Cooper Tire & Rubber Co.	2,472	90,846
Green Brick Partners, Inc.(a)	3,900	77,610
Haverty Furniture Cos., Inc.	3,108	101,600
Hibbett Sports, Inc.(a)	2,100	118,545
Lennar Corp., Class A	1,807	150,252
Meritage Homes Corp.(a)	1,770	142,060
Nautilus, Inc.(a)	9,958	244,070
Overstock.com, Inc.(a)	1,521	118,030
PetMed Express, Inc.(b)	2,359	90,114
Qurate Retail, Inc.	9,036	113,854
Rent-A-Center, Inc., Class A	5,260	227,758
Smith & Wesson Brands, Inc.	5,280	87,437
Stamps.com, Inc.(a)(b)	327	74,657
Target Corp.	957	173,380
TopBuild Corp.(a)(b)	1,004	200,750
TravelCenters of America, Inc.(a)	3,492	95,995
Turtle Beach Corp.(a)(b)	3,576	106,922

	Shares	Value
Consumer Discretionary (continued)
Vista Outdoor, Inc.(a)	4,392	$128,115
		3,018,417
Consumer Staples (5.24%)
Central Garden & Pet Co., Class A(a)	2,682	104,598
Nu Skin Enterprises, Inc., Class A	1,320	76,388
Rite Aid Corp.(a)(b)	6,240	164,050
SpartanNash Co.(b)	5,503	101,916
United Natural Foods, Inc.(a)(b)	4,768	129,117
Weis Markets, Inc.(b)	1,763	86,881
		662,950
Energy (12.69%)
Alto Ingredients, Inc.(a)(b)	11,748	79,651
Antero Midstream Corp.	11,232	90,979
Antero Resources Corp.(a)(b)	28,219	195,840
Bonanza Creek Energy, Inc.(a)(b)	5,036	104,044
CNX Resources Corp.(a)	9,931	125,826
EQT Corp.	4,764	77,701
Green Plains, Inc.(a)	4,644	89,211
Matador Resources Co.(a)	8,082	123,493
Nordic American Tankers, Ltd.(b)	17,322	51,273
Ovintiv, Inc.	7,951	125,308
Range Resources Corp.(a)(b)	13,782	126,932
Renewable Energy Group, Inc.(a)(b)	3,335	298,816
Southwestern Energy Co.(a)	30,833	116,240
		1,605,314
Financials (11.32%)
AMERISAFE, Inc.	1,032	57,276
Cadence BanCorp	4,524	81,070
CNO Financial Group, Inc.	4,104	87,046
Cowen, Inc.	3,480	87,522
Green Dot Corp., Class A(a)	1,404	70,523
Meta Financial Group, Inc.	2,592	100,129
Morgan Stanley	1,389	93,132
Mr Cooper Group, Inc.(a)	6,302	171,603
Open Lending Corp.(a)	3,132	113,660
PennyMac Financial Services, Inc.	2,021	117,218
Progressive Corp.	360	31,388
Silvergate Capital Corp.(a)	1,560	145,174
Stewart Information Services Corp.	1,596	74,023
SuRo Capital Corp.(b)	5,556	81,507
SVB Financial Group(a)	276	120,827
		1,432,098
Health Care (8.11%)
Cigna Corp.	420	91,161
Corcept Therapeutics, Inc.(a)	6,036	170,577
CVS Health Corp.	1,008	72,223

	Shares	Value
Health Care (continued)
Humana, Inc.	252	$96,544
McKesson Corp.	456	79,558
Molina Healthcare, Inc.(a)	372	79,463
Owens & Minor, Inc.	6,509	189,282
United Therapeutics Corp.(a)	701	114,838
XBiotech, Inc.(a)	7,046	131,972
		1,025,618
Industrials (21.23%)
ArcBest Corp.	2,172	100,672
Arcosa, Inc.	2,430	135,570
Argan, Inc.	1,908	82,483
Astec Industries, Inc.(b)	1,830	108,830
Atlas Air Worldwide Holdings, Inc.(a)	2,057	106,594
Boise Cascade Co.	2,496	118,885
Builders FirstSource, Inc.(a)	10,249	392,024
Comfort Systems USA, Inc.	1,308	72,503
Construction Partners, Inc., Class A(a)	5,431	154,349
Gibraltar Industries, Inc.(a)	1,488	133,370
Hub Group, Inc., Class A(a)	1,432	75,366
Hyliion Holdings Corp.(a)	5,388	89,495
Infrastructure and Energy Alternatives, Inc.(a)(b)	6,252	120,476
Kornit Digital, Ltd.(a)(b)	1,714	155,348
Marten Transport, Ltd.	5,064	80,264
Quanta Services, Inc.(b)	2,296	161,799
Regal Beloit Corp.	684	85,828
Resideo Technologies, Inc.(a)	4,668	107,831
Saia, Inc.(a)	1,011	178,694
Schneider National, Inc., Class B	3,612	75,852
Werner Enterprises, Inc.(b)	1,716	67,336
YRC Worldwide, Inc.(a)(b)	16,032	83,366
		2,686,935
Information Technology (6.69%)
Amkor Technology, Inc.	6,926	107,492
Diodes, Inc.(a)	1,668	118,061
ManTech International Corp., Class A	852	76,416
Micron Technology, Inc.(a)	1,986	155,444
NortonLifeLock, Inc.	3,264	68,772
Super Micro Computer, Inc.(a)	3,192	98,952
Ultra Clean Holdings, Inc.(a)	5,748	221,873
		847,010
Materials (3.13%)
Alcoa Corp.(a)	4,140	74,520
Hecla Mining Co.(b)	27,474	156,327
Stepan Co.	789	88,904

	Shares	Value
Materials (continued)
Worthington Industries, Inc.	1,452	$75,998
		395,749

Total Common Stocks (Cost $7,900,482)		11,788,813

	Shares	Value
Short-Term Investment (17.50%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	2,213,873	$2,213,873

Total Short-Term Investment (Cost $2,213,873)		2,213,873

Total Investments (110.67%) (Cost $10,114,355)		$14,002,686

Liabilities Less Other Assets (-10.67%)		(1,349,110)

Net Assets (100.00%)		$12,653,576

Percentages based on Net Assets.

(a)	Non-income producing security.

(b)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $2,085,502.

(c)	Rate shown is the 7-day effective yield as of January 31, 2021.

(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $2,213,873.

The open futures contracts held by the Fund as of January 31, 2021 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500®	23	Mar-2021	$(4,267,602)	$(4,260,980)	$6,622

For the period ended January 31, 2021, the monthly average notional value of the short equity futures contracts held was $(4,378,932)and the ending notional value of the futures contacts was $(4,267,602).

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Sovereign Bond ETF
Sovereign Debt	89.01%
U.S. Treasury Obligations	10.99%
100.00%

Percentages based on total investments.

Cambria Sovereign Bond ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Currency	Face Amount	Value
Sovereign Debt (77.96%)
Brazil (7.27%)
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2027	BRL	3,180,000	$665,974
Brazilian Government International Bond, 8.500%, 1/5/2024	BRL	3,850,000	758,291
			1,424,265
Chile (2.95%)
Bonos de la Tesoreria de la Republica en pesos
4.500%, 3/1/2026	CLP	160,000,000	248,901
6.000%, 1/1/2024	CLP	210,000,000	328,540
			577,441
Colombia (2.59%)
Colombian TES
7.000%, 5/4/2022	COP	819,000,000	243,376
7.500%, 8/26/2026	COP	812,500,000	263,951
			507,327
Croatia (0.82%)
Croatia Government International Bond, 6.000%, 1/26/2024(a)	USD	140,000	161,350

Czech Republic (4.82%)
Czech Republic Government Bond, 0.250%, 2/10/2027	CZK	21,280,000	942,962

Greece (3.91%)
Hellenic Republic Government Bond, 3.650%, 2/24/2024(b)	EUR	560,916	765,037

	Currency	Face Amount	Value
Hungary (2.61%)
Hungary Government Bond, 5.500%, 6/24/2025	HUF	127,160,000	$510,819

Indonesia (3.60%)
Indonesia Treasury Bond
7.000%, 5/15/2027	IDR	2,760,000,000	208,269
8.375%, 3/15/2024	IDR	6,390,000,000	496,949
			705,218
Italy (2.62%)
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/1/2028	EUR	357,000	512,995

Malaysia (3.91%)
Malaysia Government Investment Issue, 4.070%, 9/30/2026	MYR	158,000	42,732
Malaysia Government Bond
4.181%, 7/15/2024	MYR	1,442,000	382,746
4.392%, 4/15/2026	MYR	158,000	43,227
4.498%, 4/15/2030	MYR	1,055,000	296,900
			765,605
Mexico (3.07%)
Mexican Bonos, 7.500%, 6/3/2027	MXN	10,786,298	601,610

New Zealand (2.91%)
New Zealand Government Bond, 4.500%, 4/15/2027	NZD	643,000	570,198

Philippines (3.67%)
Philippine Government Bond, 8.000%, 7/19/2031	PHP	23,853,684	718,686

Poland (2.98%)
Republic of Poland Government Bond
2.500%, 7/25/2026	PLN	756,000	224,507
5.750%, 4/25/2029	PLN	962,000	358,918
			583,425

	Currency	Face Amount	Value
Romania (3.11%)
Romania Government Bond
5.800%, 7/26/2027	RON	1,470,000	$438,797
5.850%, 4/26/2023	RON	630,000	169,836
			608,633
Russia (4.50%)
Russian Federal Bond - OFZ, 7.000%, 1/25/2023	RUB	63,875,000	880,594

Singapore (4.56%)
Singapore Government Bond, 2.875%, 7/1/2029	SGD	1,026,000	893,889

South Africa (7.93%)
Republic of South Africa Government Bond, 8.000%, 1/31/2030	ZAR	24,601,648	1,552,475

Thailand (4.06%)
Thailand Government Bond, 3.625%, 6/16/2023	THB	22,143,000	794,451

Turkey (6.07%)
Turkey Government Bond
8.500%, 9/14/2022	TRY	4,641,000	584,783
10.700%, 2/17/2021	TRY	4,431,000	603,617
			1,188,400
Total Sovereign Debt
(Cost $15,351,639)			15,265,380

U.S. Treasury Obligations (9.63%)
U.S. Treasury Bond, 2.250%, 2/15/2027	USD	1,716,500	1,884,327

Total U.S. Treasury Obligations
(Cost $1,682,947)			1,884,327

	Currency	Face Amount	Value
Total Investments (87.59%)
(Cost $17,034,586)			$17,149,707

Other Assets Less Liabilities (12.41%)			2,430,808

Net Assets (100.00%)			$19,580,515

Percentages based on Net Assets.

(a)	Securities exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of January 31, 2021, the aggregate market value of those securities was $161,350 representing 0.82% of the Fund's net assets.

(b)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

Currency Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thailand Baht

TRY— Turkish Lira

USD — United States Dollar

ZAR — South African Ran

As of January 31, 2021, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	24.30%
Information Technology	23.54%
Industrials	15.28%
Consumer Discretionary	9.71%
Energy	7.39%
Financial	7.12%
Utilities	5.40%
Consumer Staples	2.35%
Real Estate	1.68%
Health Care	1.30%
Communication Services	1.03%
Other	0.90%
100.00%

Percentages based on total investments.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (97.77%)
Australia (1.45%)
BHP Group PLC	26,158	$721,183

Brazil (0.92%)
Camil Alimentos SA	232,000	454,129

China (18.81%)
Anhui Conch Cement Co., Ltd., Class H	58,000	343,740
Bank of Communications Co., Ltd., Class H	580,000	314,191
China Lilang, Ltd.	580,000	391,242
China Medical System Holdings, Ltd.	174,000	250,006
China National Building Material Co., Ltd., Class H	174,000	208,488
China Petroleum & Chemical Corp., ADR	5,675	269,108
China Shenhua Energy Co., Ltd., Class H	203,000	376,505
Fufeng Group, Ltd.	820,288	319,514
Greatview Aseptic Packaging Co., Ltd.	805,096	442,358
Greenland Hong Kong Holdings, Ltd.	1,247,000	368,314
Lenovo Group, Ltd.	425,336	500,863
Lonking Holdings, Ltd.	1,247,000	414,956

	Shares	Value
China (continued)
Qingdao Port International Co., Ltd., Class H(a)(b)	580,000	$335,137
Shenzhen Expressway Co., Ltd., Class H	406,000	373,363
Sinopec Shanghai Petrochemical Co., Ltd., ADR	9,957	218,257
Sinotruk Hong Kong, Ltd.	217,500	678,877
Tianneng Power International, Ltd.	174,000	343,815
Yadea Group Holdings, Ltd.(a)(b)	754,000	1,964,441
Yanzhou Coal Mining Co., Ltd., Class H(c)	436,384	337,704
Zhejiang Expressway Co., Ltd., Class H	386,664	312,693
Zhengzhou Coal Mining Machinery Group Co., Ltd.	417,600	565,543
		9,329,115
Colombia (0.88%)
Banco De Bogota Sa	19,285	437,681

Czech Republic (1.01%)
O2 Czech Republic AS	42,659	501,248

Greece (2.31%)
Hellenic Petroleum SA	52,896	352,413
Holding Co. ADMIE IPTO SA	156,368	453,526
Motor Oil Hellas Corinth Refineries SA	24,244	341,287
		1,147,226
India (1.57%)
Tata Chemicals, Ltd.	119,448	778,148

Mexico (0.79%)
Industrias Penoles SAB de CV(d)	26,100	389,635

Russia (11.21%)
Federal Grid Co. Unified Energy System PJSC	158,630,000	451,618
Gazprom Neft PJSC	107,880	450,023
Gazprom PJSC	204,450	579,257
Inter RAO UES PJSC	5,336,000	370,128
LUKOIL PJSC	8,294	591,912
Magnitogorsk Iron & Steel Works PJSC	754,000	515,585
Novolipetskiy Metallurgicheskiy Kombinat PAO	221,560	615,731
OGK-2 PJSC	45,530,000	458,729

	Shares	Value
Russia (continued)
Sberbank of Russia PJSC	133,690	$456,503
Severstal PAO	41,180	686,805
Unipro PJSC	10,266,000	383,890
		5,560,181
South Africa (11.95%)
AECI, Ltd.	80,011	481,441
African Rainbow Minerals, Ltd.	73,428	1,331,559
Exxaro Resources, Ltd.	28,681	286,336
Impala Platinum Holdings, Ltd.	48,981	670,935
Kumba Iron Ore, Ltd.	28,652	1,152,180
Nedbank Group, Ltd.	67,338	544,892
Netcare, Ltd.	435,754	385,480
Reunert, Ltd.	166,421	420,316
Truworths International, Ltd.	221,309	653,173
		5,926,312
South Korea (8.52%)
Hanmi Semiconductor Co., Ltd.	66,352	1,121,091
Hanyang Eng Co., Ltd.	27,260	437,437
Huchems Fine Chemical Corp.	30,247	578,657
KGMobilians Co., Ltd.	52,548	426,077
Kolon Global Corp.	27,347	441,278
Motonic Corp.	42,253	494,828
Samsung C&T Corp.	2,233	259,512
Ssangyong Cement Industrial Co., Ltd.	81,375	469,947
		4,228,827
Taiwan (26.74%)
Acter Group Corp., Ltd.	58,000	389,394
ASROCK, Inc.	116,000	588,233
Asustek Computer, Inc.	29,000	296,706
Catcher Technology Co., Ltd.	58,000	410,106
Chenbro Micom Co., Ltd.	174,000	486,535
Chicony Electronics Co., Ltd.	145,000	447,906
CyberPower Systems, Inc.	87,000	246,996
Dimerco Express Corp.	217,500	458,263
Foxsemicon Integrated Technology, Inc.	29,000	223,694
Gigabyte Technology Co., Ltd.	87,000	245,132
Global Mixed Mode Technology, Inc.	87,000	529,721
Holy Stone Enterprise Co., Ltd.	145,000	559,236
Huaku Development Co., Ltd.	145,000	446,353
Iron Force Industrial Co., Ltd.	87,000	230,840
ITE Technology, Inc.	185,600	474,563
Micro-Star International Co., Ltd.	95,700	445,990
Nantex Industry Co., Ltd.	203,000	416,113
Nishoku Technology, Inc.	130,500	480,011

	Shares	Value
Taiwan (continued)
Radiant Opto-Electronics Corp.	116,000	$476,386
Sea Sonic Electronics Co., Ltd.	182,700	515,429
Shin Foong Specialty & Applied Materials Co., Ltd.	174,000	841,961
Sino-American Silicon Products, Inc.	145,000	787,073
Sunonwealth Electric Machine Industry Co., Ltd.	203,000	379,141
Systex Corp.	145,000	434,443
TA-I Technology Co., Ltd.	203,000	566,899
Thinking Electronic Industrial Co., Ltd.	87,000	543,701
Topco Scientific Co., Ltd.	116,000	490,885
Transcend Information, Inc.	145,000	318,971
Tripod Technology Corp.	116,000	532,310
		13,262,991
Thailand (0.83%)
Tisco Financial Group PLC	133,400	411,164

Turkey (10.78%)
Aksigorta AS	225,794	293,149
Alarko Holding AS	545,171	733,873
Alkim Alkali Kimya AS	239,511	599,985
Coca-Cola Icecek AS	67,947	685,761
Eczacibasi Yatirim Holding Ortakligi AS	102,341	481,687
Enerjisa Enerji AS(a)(b)	307,661	496,984
Is Yatirim Menkul Degerler AS	592,789	1,433,922
Tofas Turk Otomobil Fabrikasi AS	126,179	624,234
		5,349,595
Total Common Stocks
(Cost $39,557,533)		48,497,435

Total Investments (97.77%)
(Cost $39,557,533)		$48,497,435

Other Assets Less Liabilities (2.23%)		1,105,524

Net Assets (100.00%)		$49,602,959

Percentages based on Net Assets.

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $2,796,562, which represented approximately 5.64% of net assets.

(b)	Securities exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of January 31, 2021, the aggregate market value of those securities was $2,796,562 representing 5.64% of the Fund's net assets.

(c)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $183,444.

(d)	Non-income producing security.

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	93.86%
Purchased Options	6.14%
100.00%

Percentages based on total investments.

Cambria Tail Risk ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Face Amount	Value
U.S. Treasury Obligations (90.69%)
U.S. Treasury Bond, 0.625%, 5/15/2030	$337,610,000	$325,318,970
United States Treasury Inflation Indexed Bonds, 0.125%, 7/15/2030	17,755,525	19,962,714
		345,281,684

Total U.S. Treasury Obligations (Cost $352,992,225)		345,281,684

	Contracts	Notional Amount	Value
Purchased Options (5.94%)
Put Options
S&P 500® Index
Expires 03/18/21, Strike Price $3,200	55	20,428,320	223,850
Expires 06/17/21, Strike Price $3,200	36	13,371,264	394,740
Expires 06/17/21, Strike Price $3,400	137	50,885,088	2,062,535
Expires 09/16/21, Strike Price $3,200	70	25,999,680	1,118,600
Expires 09/16/21, Strike Price $3,300	51	18,942,624	929,730
Expires 09/16/21, Strike Price $3,500	43	15,971,232	1,012,220
Expires 12/16/21, Strike Price $3,300	96	35,656,704	2,152,320
Expires 12/16/21, Strike Price $3,400	41	15,228,384	1,034,020
Expires 12/16/21, Strike Price $3,500	25	9,285,600	705,375
Expires 03/17/22, Strike Price $3,400	50	18,571,200	1,445,000
Expires 03/17/22, Strike Price $3,500	223	82,827,552	7,162,760

	Contracts	Notional Amount	Value
Purchased Options (continued)
Expires 06/16/22, Strike Price $3,050	24	$8,914,176	$541,080
Expires 06/16/22, Strike Price $3,200	144	53,485,056	3,823,200

Total Purchased Options (Cost $23,376,530)			22,605,430

Total Investments (96.63%) (Cost $376,368,755)			$367,887,114

Other Assets Less Liabilities (3.37%)			12,825,427

Net Assets (100.00%)			$380,712,541

Percentages based on Net Assets.

Cambria Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury
Obligations	$—	$345,281,684	$—	$345,281,684
Total	$—	$345,281,684	$—	$345,281,684
Other Financial Instruments
Purchased Options	$22,605,430	$—	$—	$22,605,430
Total	$22,605,430	$—	$—	$22,605,430

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

Cambria Trinity ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.51%)
United States (99.51%)
Equity ETF (73.21%)
iShares® Global Consumer Discretionary ETF	6,030	$938,087
iShares® Global Materials ETF	12,120	975,539
iShares® Global Tech ETF	3,494	1,046,243
iShares® MSCI Global Gold Miners ETF	18,350	524,810
Cambria Emerging Shareholder Yield ETF*	76,961	2,657,848
Cambria Foreign Shareholder Yield ETF*	108,159	2,628,523
Cambria Global Real Estate ETF(a)*	44,120	1,291,622
Cambria Global Value ETF*	105,940	2,217,335
Cambria Shareholder Yield ETF*	81,826	4,249,224
Cambria Value and Momentum ETF*	129,943	2,718,200
Invesco DB Base Metals Fund(b)	52,950	891,148
Invesco DB Precious Metals Fund(b)	13,578	697,366
Schwab US TIPS ETF	11,553	719,290
Vanguard® FTSE Developed Markets ETF	18,540	868,970
Vanguard® Intermediate-Term Government Bond ETF	46,980	3,246,788
Vanguard® Small-Cap ETF(a)	4,650	923,443
Vanguard® Small-Cap Value ETF	6,300	914,193
		27,508,629
Fixed Income ETF (12.81%)
Cambria Sovereign Bond ETF*	74,745	1,948,976
SPDR® FTSE International Government Inflation-Protected Bond ETF(a)	14,160	820,572
Vanguard® Total Bond Market ETF	23,388	2,044,813
		4,814,361
Multi-Asset ETF (13.49%)
Alpha Architect Value Momentum Trend ETF(a)(b)	29,471	796,306

	Shares	Value
Multi-Asset ETF (continued)
First Trust Managed Futures Strategy Fund	22,873	$1,045,710
iM DBi Managed Futures Strategy ETF	7,715	196,964
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	100,288	1,579,536
WisdomTree Managed Futures Strategy Fund	38,352	1,448,939
		5,067,455

Total Exchange Traded Funds (Cost $35,106,490)		37,390,445

	Shares	Value
Short-Term Investment (4.05%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	1,523,358	$1,523,358

Total Short-Term Investment (Cost $1,523,358)		1,523,358

Total Investments (103.56%) (Cost $36,629,848)		$38,913,803

Liabilities Less Other Assets (-3.56%)		(1,337,624)

Net Assets (100.00%)		$37,576,179

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.

(a)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $1,473,272.

(b)	Non-income producing security.

(c)	Rate shown is the 7-day effective yield as of January 31, 2021.

(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $1,523,358.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the six months ended January 31, 2021 are as follows:

Security Name	Value at April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income
Cambria Emerging Shareholder Yield ETF	$1,336,094	$949,556	$(317,697)	$680,965	$8,930	$2,657,848	76,961	$60,564
Cambria Foreign Shareholder Yield ETF	1,522,930	876,633	(341,863)	577,488	(6,665)	2,628,523	108,159	65,184
Cambria Global Real Estate ETF	—	1,333,500	(157,841)	114,941	1,022	1,291,622	44,120	7,792
Cambria Global Value ETF	1,369,129	805,646	(294,470)	366,710	(29,680)	2,217,335	105,940	30,283
Cambria Shareholder Yield ETF	1,539,048	1,708,791	(502,986)	1,462,388	41,983	4,249,224	81,826	44,663
Cambria Sovereign Bond ETF	2,471,562	77,888	(944,726)	327,114	17,138	1,948,976	74,745	15,643
Cambria Tail Risk ETF	661,861	18,240	(645,990)	16,720	(50,831)	—	—	399
Cambria Value and Momentum ETF	2,450,571	78,835	(481,239)	646,415	23,618	2,718,200	129,943	25,802
	$11,351,195	$5,849,089	$(3,686,812)	$4,192,741	$5,515	$17,711,728	621,694	$250,330

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Cannabis ETF
Health Care	46.21%
Consumer Staples	28.68%
Consumer Discretionary	8.79%
Real Estate	6.58%
Materials	6.07%
Financial	3.67%
100.00%

Percentages based on total investments.

Cambria Cannabis ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (98.13%)
Consumer Discretionary (8.62%)
Greenlane Holdings, Inc., Class A(a)(b)	313,350	$1,385,007
GrowGeneration Corp.(a)	21,270	918,651
		2,303,658
Consumer Staples (28.15%)
Altria Group, Inc.	15,000	616,200
British American Tobacco PLC	24,240	882,617
Constellation Brands, Inc., Class A	6,042	1,274,439
Imperial Brands PLC	29,610	596,379
Neptune Wellness Solutions, Inc.(a)	127,260	226,523
NewAge, Inc.(a)(b)	233,070	710,863
Philip Morris International, Inc.	8,640	688,176
Turning Point Brands, Inc.	21,060	991,926
Universal Corp.	6,240	286,229
Village Farms International, Inc.(a)(b)	105,240	1,243,937
		7,517,289
Financials (3.60%)
Canopy Rivers, Inc.(a)	661,170	961,702

Health Care (45.34%)
Aphria, Inc.(a)	222,076	2,704,886
Arena Pharmaceuticals, Inc.(a)	12,690	942,106
Aurora Cannabis, Inc.(a)(b)	32,833	366,088
Canopy Growth Corp.(a)	52,800	2,115,696
cbdMD, Inc.(a)(b)	76,920	269,220
Charlottes Web Holdings, Inc.(a)(b)	136,740	548,564
Cronos Group, Inc.(a)(b)	97,590	1,010,056
GW Pharmaceuticals PLC, ADR(a)	15,930	2,428,847
HEXO Corp.(a)(b)	41,569	263,963
MediPharm Labs Corp.(a)(b)	462,060	238,483
Organigram Holdings, Inc.(a)(b)	246,900	451,805

	Shares	Value
Health Care (continued)
Tilray, Inc.(a)(b)	34,920	$632,052
Valens Co., Inc.(a)(b)	99,990	139,184
		12,110,950

Materials (5.96%) Scotts Miracle-Gro Co.	7,190	1,591,938

Real Estate (6.46%) Innovative Industrial Properties, Inc.(c)	9,216	1,724,498

Total Common Stocks (Cost $23,520,239)		26,210,035

	Shares	Value
Short-Term Investment (19.86%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	5,303,318	$5,303,318

Total Short-Term Investment (Cost $5,303,318)		5,303,318

Total Investments (117.99%) (Cost $28,823,557)		$31,513,353

Liabilities Less Other Assets (-17.99%)		(4,804,287)

Net Assets (100.00%)		$26,709,065

Percentages based on Net Assets.

(a)	Non-income producing security.

(b)	This security or a partial position of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 was $5,016,984.

(c)	Real Estate Investment Trust.

(d)	Rate shown is the 7-day effective yield as of January 31, 2021.

(e)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of January 31, 2021 was $5,303,318.

Investment Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Company

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	99.10%
Industrials	0.90%
100.00%

Percentages based on total investments.

Cambria Global Real Estate ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (97.67%)

Australia (10.36%)
Arena REIT(a)	77,328	$170,793
BWP Trust(a)	50,994	167,581
Charter Hall Group(a)	16,668	173,499
Charter Hall Retail REIT(a)	59,958	163,130
Goodman Group(a)	12,258	165,630
Hotel Property Investments(a)	72,090	172,447
Ingenia Communities Group(a)	46,278	177,547
Rural Funds Group(a)	92,241	172,713
		1,363,340
Belgium (1.19%)
Montea C.V.A(a)	1,286	156,999

Canada (1.14%)
Granite Real Estate Investment Trust(a)	2,556	149,712

Great Britain (1.33%)
AEW UK REIT PLC(a)(b)	149,274	175,075

Japan (2.54%)
Daiwa Securities Living Investments Corp.(a)	180	172,533
Japan Logistics Fund, Inc.(a)	54	161,364
		333,897
Malaysia (3.23%)
Axis Real Estate Investment Trust(a)	304,290	148,287
IGB Real Estate Investment Trust(a)	333,315	140,170
KLCCP Stapled Group	78,237	136,443
		424,900
Mexico (4.01%)
Concentradora Fibra Danhos SA de CV(a)	172,233	207,278
Macquarie Mexico Real Estate Management SA de CV(a)(b)(c)	136,152	167,575

	Shares	Value
Mexico (continued)
Prologis Property Mexico SA de CV(a)	76,707	$153,421
		528,274
New Zealand (1.23%)
Goodman Property Trust(a)	99,423	161,467

Singapore (12.35%)
AIMS APAC REIT(a)	170,127	165,209
ARA LOGOS Logistics Trust(a)	375,300	197,764
EC World Real Estate Investment Trust(a)(b)	297,720	162,486
Far East Hospitality Trust(a)	364,752	162,002
IREIT Global(a)	312,601	154,136
Keppel DC REIT(a)	70,974	159,216
Mapletree Industrial Trust(a)	66,060	142,722
Mapletree Logistics Trust(a)	100,710	150,110
Parkway Life Real Estate Investment Trust(a)	51,057	159,505
Soilbuild Business Space REIT(a)	430,614	171,805
		1,624,955
Turkey (1.55%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	618,921	203,847

United States (58.74%)
Agree Realty Corp.(a)	2,259	142,769
American Finance Trust, Inc.(a)	22,878	166,552
American Homes 4 Rent(a)	5,175	156,440
AvalonBay Communities, Inc.(a)	972	159,087
Brandywine Realty Trust(a)	14,121	155,331
Brixmor Property Group, Inc.(a)	12,519	211,947
CareTrust REIT, Inc.(a)	7,677	172,425
Columbia Property Trust, Inc.(a)	11,628	158,141
CoreCivic, Inc.(a)	16,353	116,270
Corporate Office Properties Trust(a)	6,615	173,776
CubeSmart(a)	5,076	176,848
Digital Realty Trust, Inc.(a)	1,017	146,397
Diversified Healthcare Trust(a)	41,463	166,681
Duke Realty Corp.(a)	3,960	156,658
Easterly Government Properties, Inc.(a)	6,111	134,136
First Industrial Realty Trust, Inc.(a)	3,690	149,962
Franklin Street Properties Corp.(a)	33,345	137,048
GEO Group, Inc.(a)	18,648	166,713
Getty Realty Corp.(a)	5,211	138,456
Gladstone Land Corp.(a)	11,592	182,458
Global Net Lease, Inc.(a)	9,774	157,459
Highwoods Properties, Inc.(a)	4,365	163,644
Industrial Logistics Properties Trust(a)	7,092	150,421

	Shares	Value
United States (continued)
Innovative Industrial Properties, Inc.(a)	1,035	$193,669
Kimco Realty Corp.(a)	12,879	212,632
Kite Realty Group Trust(a)	13,428	214,042
Lexington Realty Trust(a)	13,554	138,929
LTC Properties, Inc.(a)	4,050	156,492
Monmouth Real Estate Investment Corp.(a)	10,629	184,201
National Health Investors, Inc.(a)	2,367	153,476
National Retail Properties, Inc.(a)	4,167	162,513
One Liberty Properties, Inc.(a)	8,262	165,571
Piedmont Office Realty Trust, Inc.(a)	10,332	158,906
Prologis, Inc.(a)	1,503	155,110
PS Business Parks, Inc.(a)	1,251	170,286
Public Storage(a)	693	157,741
QTS Realty Trust, Inc.(a)	2,241	145,889
Realty Income Corp.(a)	2,367	139,795
Retail Value, Inc.(a)	12,348	192,752
Rexford Industrial Realty, Inc.(a)	3,222	157,685
Spirit Realty Capital, Inc.(a)	4,338	167,273
STAG Industrial, Inc.(a)	4,707	140,269
Terreno Realty Corp.(a)	2,637	149,201
UMH Properties, Inc.(a)	10,845	159,422
Urstadt Biddle Properties, Inc., Class A(a)	15,624	216,080
Washington Prime Group, Inc.(a)	28,154	396,971
		7,728,524
Total Common Stocks
(Cost $12,232,473)		12,850,990

Total Investments (97.67%)
(Cost $12,232,473)		$12,850,990

Other Assets Less Liabilities (2.33%)		306,860

Net Assets (100.00%)		$13,157,850

Percentages based on Net Assets.

(a)	Real Estate Investment Trust.

(b)	Securities exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of January 31, 2021, the aggregate market value of those securities was $505,136 representing 3.84% of the Fund's net assets.

(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $167,575, which represented approximately 1.27% of net assets.

As of January 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Cambria ETF Trust

Notes to Schedules of Investments

January 31, 2021 (Unaudited)

1.	ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These schedules of investments and corresponding notes relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, Cambria Cannabis ETF, and Cambria Global Real Estate ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified, except Cambria Sovereign Bond ETF. The Funds are actively managed.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

● Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended January 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

3.	Subsequent Event

Effective March 15, 2021, Cambria Sovereign Bond ETF changed its name to Cambria Global Tail Risk ETF and implemented a new investment strategy. Cambria Global Tail Risk ETF is a diversified fund with different investment holdings than Cambria Sovereign Bond ETF.